Investment and Fair Value Measurement (Details) - Schedule of summary of annual upward or downwards adjustments and impairment recorded in other income (loss), net - Non-marketable investments [Member] - USD ($)
6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Investment and Fair Value Measurement (Details) - Schedule of summary of annual upward or downwards adjustments and impairment recorded in other income (loss), net [Line Items]
Upward adjustments	$ 6,108,899
Downward adjustments and impairment	(520,821)
Gain on investment in non-marketable security, net	$ 5,588,078